Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	$ (31,048)	$ (35,807)
Classification		0
Recognized in the statement of income	(39,278)	(4,462)
Other comprehensive income	(2,670)	9,755
Initial consolidation		(534)
Ending balance	(72,996)	(31,048)
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(69,969)	(66,164)
Classification		3,570
Recognized in the statement of income	(46,477)	(16,606)
Other comprehensive income	(8,985)	9,765
Initial consolidation		(534)
Ending balance	(125,431)	(69,969)
Fixed assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(35,375)	(15,664)
Classification		(13,463)
Recognized in the statement of income	7,339	(5,801)
Other comprehensive income	(13,187)	87
Initial consolidation		(534)
Ending balance	(41,223)	(35,375)
IFRS 16 – Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	1,893	1,475
Classification		59
Recognized in the statement of income	201	361
Other comprehensive income	287	(2)
Initial consolidation		0
Ending balance	2,381	1,893
Financial instruments measured at fair value through profit or loss
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(7,909)	(12,319)
Classification		0
Recognized in the statement of income	(104)	226
Other comprehensive income	2,027	4,184
Initial consolidation		0
Ending balance	(5,986)	(7,909)
Contractual asset in respect of concession arrangements
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	0	(15,173)
Classification		15,173
Recognized in the statement of income		0
Other comprehensive income		0
Initial consolidation		0
Ending balance		0
Contingent consideration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(12,394)	(10,096)
Classification		0
Recognized in the statement of income	0	(2,323)
Other comprehensive income	0	25
Initial consolidation		0
Ending balance	(12,394)	(12,394)
Tax equity arrangement
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(10,073)	0
Classification		0
Recognized in the statement of income	(46,645)	(9,944)
Other comprehensive income	0	(129)
Initial consolidation		0
Ending balance	(56,718)	(10,073)
Disposal groups classified as held for sale
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	1,801	0
Classification		1,801
Recognized in the statement of income	(1,801)	0
Other comprehensive income	0	0
Initial consolidation		0
Ending balance	0	1,801
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(7,912)	(14,387)
Classification		0
Recognized in the statement of income	(5,467)	875
Other comprehensive income	1,888	5,600
Initial consolidation		0
Ending balance	(11,491)	(7,912)
Unused losses and tax benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	38,921	30,357
Classification		(3,570)
Recognized in the statement of income	7,199	12,144
Other comprehensive income	6,315	(10)
Initial consolidation		0
Ending balance	52,435	38,921
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	38,921	30,357
Classification		(3,570)
Recognized in the statement of income	7,199	12,144
Other comprehensive income	6,315	(10)
Initial consolidation		0
Ending balance	$ 52,435	$ 38,921